Our people	12 Months Ended
Dec. 31, 2021
Number and average number of employees [abstract]
Our people
5. Our people
Our staff numbers averaged 104,808 for the year ended 31 December 2021 against 104,163 in 2020 and 132,823 in 2019. Their geographical distribution was as follows:

	2021	2020	2019
North America	21,764	21,524	25,008
United Kingdom	10,995	10,670	14,192
Western Continental Europe	21,514	21,551	26,973
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	50,535	50,418	66,650
	104,808	104,163	132,823
Their reportable segment distribution was as follows:

	2021	2020 [1]	2019 [1]
Global Integrated Agencies	89,701	88,406	90,582
Data Investment Management	—	1,341	26,325
Public Relations	7,121	6,810	6,890
Specialist Agencies	7,986	7,606	9,026
	104,808	104,163	132,823
Note
[1]Prior year figures have been re-presented to reflect the changes to segments described in note 2.
At the end of 2021, staff numbers were 109,382 (2020: 99,830, 2019: 106,786).
Staff costs include:

	2021	2020	2019
Continuing operations	£m	£m	£m
Wages and salaries	4,797.2	4,781.0	4,946.2
Cash-based incentive plans	455.2	110.7	227.6
Share-based incentive plans	99.6	74.4	66.0
Social security costs	630.1	570.9	591.7
Pension costs	177.7	171.7	169.7
Severance	41.8	68.2	42.6
Other staff costs[1]	965.1	779.6	1,046.8
	7,166.7	6,556.5	7,090.6
Note
[1]Freelance and temporary staff costs are included in other staff costs.
Compensation for key management personnel includes:

	2021	2020	2019
	£m	£m	£m
Short-term employee benefits	28.0	17.9	18.3
Pensions and other post-retirement benefits	0.9	1.0	1.0
Share-based payments	14.6	10.3	10.8
	43.5	29.2	30.1
Key management personnel comprises the Board and the Executive Committee